Notes Receivable (Details) - Schedule of notes receivable net - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of notes receivable net [Abstract]
Principal amounts of notes receivable	$ 115,500	$ 220,000	$ 250,000
Additional notes receivable		60,000
Collections on notes receivables	(20,000)	(164,500)
Less: allowance for doubtful accounts	(35,500)	(55,500)
Total Notes receivable, net	60,000	60,000	23,500
Less: notes receivable, net – current portion			(23,500)
Notes receivable – non-current	$ 60,000	$ 60,000